Total
Global Social Core Equity Portfolio
Global Social Core Equity Portfolio
Investment Objective
The investment objective of the Global Social Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Social Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Global Social Core Equity Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Social Core Equity Portfolio Institutional Class
Management Fee	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.28%	[1]
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and/or Expense Reimbursement	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
[1]	The “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to 0.34% of the average net assets of the class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances. The Amended and Restated Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Global Social Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Global Social Core Equity Portfolio | Institutional Class | USD ($)	35	151	277	647

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Global Social Core Equity Portfolio | Institutional Class | USD ($)	35	151	277	647

PORTFOLIO TURNOVER
The Global Social Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period November 19, 2019 to October 31, 2020, the Portfolio’s portfolio turnover rate was 13% of the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Principal Investment Strategies
The Global Social Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor, although it also has the ability to invest directly in securities and derivatives. The Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and
non-U.S.
companies with greater emphasis on smaller capitalization, lower relative price, and higher profitability companies, by primarily purchasing shares of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, and Emerging Markets Social Core Equity Portfolio (the “Underlying Funds”). The Portfolio may have exposure to companies in all the market capitalization ranges.
The Global Social Core Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 30% to 60% in the U.S. Social Core Equity 2 Portfolio; 20% to 55% in the International Social Core Equity Portfolio; and 5% to 25% in the Emerging Markets Social Core Equity Portfolio. Under normal circumstances, the Portfolio, directly or through its investments in the Underlying Funds, invests at least 40% of its net assets in
non-U.S.
companies (unless market conditions are not deemed favorable by the Advisor, in which case the Portfolio, directly or through its investments in the Underlying Funds, would invest at least 30% of its net assets in
non-U.S.
companies). Allocations by the Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the eligible universe of companies of the Underlying Funds. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.
As a
non-fundamental
policy, under normal circumstances, at least 80% of the Global Social Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.
The Global Social Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and international and emerging markets Underlying Funds may acquire and sell foreign currency forward contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.
In addition, the Global Social Core Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The above-referenced investments are not subject to, though they may incorporate, the Portfolio’s social criteria.
The Global Social Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.
The Global Social Core Equity Portfolio and each Underlying Fund seek to purchase securities that are consistent with the Portfolio’s and Underlying Funds’ social issue screens, which are monitored by, or based upon information from, an independent third party. The Portfolio and each Underlying Fund seek to exclude from their investment portfolios those companies that are identified by the Portfolio’s and Underlying Funds’ social issue screens, as further discussed below. The Portfolio’s and Underlying Funds’ social issue screens are designed to identify companies that:
(1) earn at least 20% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) are engaged in business activities in or with the Republic of the Sudan that are tied to, or support, its military or government, the oil, mineral or power sectors, or that otherwise demonstrate complicity in genocide in Sudan; (3) earn at least 15% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products, or key products or raw materials necessary for their production; (4) earn at least 20% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 15% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) are involved in the production or manufacture of civilian firearms; (9) have had major recent controversies relating to child labor infractions in the U.S. or abroad; (10) are involved in stem cell research; (11) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (12) have meaningful exposure to coal.
The Global Social Core Equity Portfolio and each Underlying Fund may modify their lists of social issue screens, at any time, without prior shareholder approval or notice.

Principal Risks
Because the value of your investment in the Global Social Core Equity Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Fund of Funds Risk:
The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio and each Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Social Investment Risk:
The Portfolio’s and each Underlying Fund’s social issue screens may limit the number of investment opportunities available to the Portfolio and Underlying Funds, and as a result, at times the Portfolio or an Underlying Funds may underperform funds that are not subject to such special investment conditions. For example, the Portfolio or an Underlying Fund may decline to purchase certain securities when it is otherwise advantageous to do so, or the Portfolio or an Underlying Fund may sell certain securities for social reasons when it is otherwise disadvantageous to do so.
Small and Mid-Cap Company Risk:
Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Profitability Investment Risk:
High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Value Investment Risk:
Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio or an Underlying Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Emerging Markets Risk:
Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Foreign Securities and Currencies Risk:
Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio and each Underlying Fund do not hedge foreign currency risk.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.
Derivatives Risk:
Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio or Underlying Funds use derivatives, the Portfolio will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit, and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio and Underlying Funds could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio, Underlying Funds and the
Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s, Underlying Funds’, and their service providers’ use of internet, technology, and information systems may expose the Portfolio and Underlying Funds to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio, Underlying Funds, and/or their service providers to suffer data corruption or lose operational functionality.

Performance
The bar chart and table immediately following illustrate the variability of the Global Social Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The after-tax returns presented in the table for the Global Social Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Global Social Core Equity Portfolio—Total Returns

January 2020-December 2020
Highest Quarter	Lowest Quarter
21.41% (4/20–6/20)	-27.28% (1/20–3/20)

Annualized Returns (%) Periods ending December 31, 2020
Average Annual Total Returns - Global Social Core Equity Portfolio	1 Year	Since Inception	Inception Date
Institutional Class	12.87%	15.39%	Nov. 19, 2019
Institutional Class | Return After Taxes on Distributions	12.23%	14.68%	Nov. 19, 2019
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	8.02%	11.67%	Nov. 19, 2019
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.25%	18.22%